Davis Opportunity Fund

Davis Financial Fund

Davis Real Estate Fund

Davis Appreciation and Income Fund

Davis Government Bond Fund

(part of Davis Series, Inc.)

September 30, 2022

THE EQUITY SPECIALISTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2022 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (98.39%)
COMMUNICATION SERVICES – (4.58%)
Media & Entertainment – (4.58%)
Alphabet Inc., Class C *	101,010	$9,712,111
ASAC II L.P. *(a)(b)	116,129	113,807
IAC Inc. *	64,450	3,569,241
Meta Platforms, Inc., Class A *	35,593	4,829,258
Vimeo, Inc. *	405,781	1,623,124
	Total Communication Services	19,847,541
CONSUMER DISCRETIONARY – (5.96%)
Retailing – (5.96%)
Alibaba Group Holding Ltd., ADR (China)*	34,800	2,783,652
Amazon.com, Inc. *	57,560	6,504,280
Delivery Hero SE (Germany)*	163,160	5,959,771
JD.com, Inc., Class A, ADR (China)	116,040	5,836,812
Prosus N.V., Class N (Netherlands)	91,910	4,781,764
	Total Consumer Discretionary	25,866,279
CONSUMER STAPLES – (2.89%)
Food, Beverage & Tobacco – (2.89%)
Darling Ingredients Inc. *	189,556	12,539,129
	Total Consumer Staples	12,539,129
FINANCIALS – (24.17%)
Banks – (12.01%)
U.S. Bancorp	495,290	19,970,093
Wells Fargo & Co.	799,101	32,139,842
		52,109,935
Diversified Financials – (6.87%)
Consumer Finance – (4.21%)
Capital One Financial Corp.	198,360	18,282,841
Diversified Financial Services – (2.66%)
Berkshire Hathaway Inc., Class B *	43,163	11,525,384
		29,808,225
Insurance – (5.29%)
Life & Health Insurance – (2.04%)
AIA Group Ltd. (Hong Kong)	1,061,400	8,837,114
Property & Casualty Insurance – (3.25%)
Markel Corp. *	13,006	14,101,365
		22,938,479
	Total Financials	104,856,639
HEALTH CARE – (28.58%)
Health Care Equipment & Services – (23.68%)
Cigna Corp.	149,532	41,490,644
CVS Health Corp.	81,829	7,804,032
Humana Inc.	16,395	7,954,690
Quest Diagnostics Inc.	176,811	21,692,941
UnitedHealth Group Inc.	47,045	23,759,607
		102,701,914
Pharmaceuticals, Biotechnology & Life Sciences – (4.90%)
Viatris Inc.	2,496,950	21,274,014
	Total Health Care	123,975,928

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2022 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSRIALS – (19.19%)
Capital Goods – (18.38%)
Carrier Global Corp.	245,566	$8,732,327
Eaton Corp. plc	75,677	10,092,285
Ferguson plc (United Kingdom)	85,385	8,856,919
Johnson Controls International plc	185,152	9,113,181
Owens Corning	288,370	22,668,766
Raytheon Technologies Corp.	63,134	5,168,149
Schneider Electric SE (France)	106,520	12,031,515
WESCO International, Inc. *	25,510	3,045,384
		79,708,526
Commercial & Professional Services – (0.02%)
China Index Holdings Ltd., Class A, ADR (China)*	110,438	99,394
Transportation – (0.79%)
DiDi Global Inc., Class A, ADS (China)*	1,868,758	3,432,909
	Total Industrials	83,240,829
INFORMATION TECHNOLOGY – (9.01%)
Semiconductors & Semiconductor Equipment – (4.88%)
Applied Materials, Inc.	80,670	6,609,293
Intel Corp.	254,550	6,559,754
Texas Instruments Inc.	51,792	8,016,366
		21,185,413
Software & Services – (4.13%)
Clear Secure, Inc., Class A *	113,670	2,598,496
DXC Technology Co. *	46,950	1,149,336
Microsoft Corp.	17,899	4,168,677
Oracle Corp.	72,660	4,437,346
SAP SE, ADR (Germany)	38,715	3,145,594
VMware, Inc., Class A	22,650	2,411,319
		17,910,768
	Total Information Technology	39,096,181
MATERIALS – (4.01%)
Teck Resources Ltd., Class B (Canada)	571,140	17,368,367
	Total Materials	17,368,367
TOTAL COMMON STOCK – (Identified cost $358,009,296)		426,790,893
SHORT-TERM INVESTMENTS – (1.89%)
StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/03/22, dated 09/30/22, repurchase value of $4,705,188 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $4,798,080)	$4,704,000	4,704,000
Truist Securities, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $3,497,880 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 05/01/37-04/01/52, total market value $3,566,940)	3,497,000	3,497,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,201,000)		8,201,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2022 (Unaudited)

	Total Investments – (100.28%) – (Identified cost $366,210,296)	$434,991,893
	Liabilities Less Other Assets – (0.28%)	(1,211,002)
	Net Assets – (100.00%)	$433,780,891

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $113,807 or 0.03% of the Fund's net assets as of September 30, 2022.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2022 (Unaudited)

	Principal	Value
MORTGAGES – (86.10%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (67.32%)
Fannie Mae, 3.434% (1 mo. LIBOR US + 0.35%), 07/25/37 (a)	$11,930	$11,828
Fannie Mae, 3.50%, 01/25/39	154,190	151,378
Fannie Mae, 3.894% (1 mo. LIBOR US + 0.81%), 12/25/39 (a)	692,465	700,438
Fannie Mae, 3.484% (1 mo. LIBOR US + 0.40%), 09/25/40 (a)	301,390	301,187
Fannie Mae, 3.00%, 04/25/41	239,633	232,705
Fannie Mae, 2.00%, 12/25/42	255,985	222,219
Fannie Mae, 2.50%, 04/25/43	479,706	450,138
Fannie Mae, 2.50%, 07/25/47	165,347	142,057
Freddie Mac, 4.00%, 06/15/26	104,172	103,443
Freddie Mac, 2.00%, 06/15/28	251,492	242,609
Freddie Mac, 2.50%, 01/15/29	135,232	129,695
Freddie Mac, 3.3177% (1 mo. LIBOR US + 0.50%), 08/15/40 (a)	86,715	86,451
Freddie Mac, 3.1677% (1 mo. LIBOR US + 0.35%), 09/15/43 (a)	172,513	171,520
Freddie Mac, 1.00%, 03/25/51	1,264,039	968,898
Freddie Mac Multifamily Structured Pass-Through, 2.522%, 01/25/23	196,671	195,967
Freddie Mac Multifamily Structured Pass-Through, 3.0034% (1 mo. LIBOR US + 0.45%), 06/25/23 (a)	26,834	26,864
Freddie Mac Multifamily Structured Pass-Through, 3.527%, 10/25/23	365,000	361,512
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	361,389	354,013
Ginnie Mae, 5.9101%, 06/20/31	153,019	153,854
Ginnie Mae, 4.00%, 09/20/39	25,479	24,834
Ginnie Mae, 5.278%, 04/16/41	11,864	11,796
Ginnie Mae, 1.00%, 12/20/42	63,209	52,262
Ginnie Mae, 3.50%, 03/16/47	379,043	359,975
Ginnie Mae, 2.40%, 10/16/50	371,871	346,005
Ginnie Mae, 1.00%, 06/20/51	1,075,088	848,402
Ginnie Mae, 2.60%, 03/16/52	146,434	133,977
Ginnie Mae, 2.70%, 06/16/58	848,666	793,234
Ginnie Mae, 2.9773% (1 mo. LIBOR US + 0.62%), 09/20/64 (a)	574,793	569,397
Ginnie Mae, 2.25%, 07/20/65	752,383	719,956
Ginnie Mae, 2.25%, 03/20/66	2,184,934	2,079,841
Ginnie Mae, 0.8831% (30 day SOFR + 0.55%), 02/20/67 (a)	1,636,225	1,601,471
Ginnie Mae, 2.25%, 08/20/69	438,786	417,543
Ginnie Mae, 2.8682% (30 day SOFR + 1.15%), 02/20/71 (a)	2,150,236	2,150,216
Ginnie Mae, 4.5772%, 12/20/71	2,513,737	2,490,637
Total Collateralized Mortgage Obligations		17,606,322
FANNIE MAE POOLS – (8.67%)
3.08%, 04/01/23, Pool No. AL6578	46,942	46,840
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,450,733
4.00%, 05/01/29, Pool No. AL7358	294,372	289,585
2.00%, 08/01/30, Pool No. AX9709	220,521	206,202
3.50%, 03/01/32, Pool No. MA1010	273,352	248,399
6.50%, 07/01/32, Pool No. 635069	5,562	5,579
6.00%, 09/01/37, Pool No. 888796	19,042	18,980
Total Fannie Mae Pools		2,266,318

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2022 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (2.42%)
	3.00%, 09/01/27, Pool No. U70063	$180,861	$170,048
	2.50%, 09/01/31, Pool No. G18611	499,601	462,705
		Total Freddie Mac Pools	632,753
GINNIE MAE POOLS – (7.69%)
	4.991%, 12/20/61, Pool No. 756740	1,164	1,167
	4.559%, 04/20/70, Pool No. BT6816	725,290	712,587
	4.557%, 08/20/71, Pool No. 785652	1,312,421	1,297,126
		Total Ginnie Mae Pools	2,010,880
	TOTAL MORTGAGES – (Identified cost $24,036,896)		22,516,273
SHORT-TERM INVESTMENTS – (13.85%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/03/22, dated 09/30/22, repurchase value of $2,077,524 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $2,118,540)	2,077,000	2,077,000
	Truist Securties, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $1,544,389 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.375%-4.00%, 08/26/26-04/01/52, total market value $1,574,880)	1,544,000	1,544,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,621,000)		3,621,000
	Total Investments – (99.95%) – (Identified cost $27,657,896)		26,137,273
	Other Assets Less Liabilities – (0.05%)		13,630
		Net Assets – (100.00%)	$26,150,903

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of September 30, 2022, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (99.67%)
CONSUMER DISCRETIONARY – (2.25%)
Retailing – (2.25%)
Prosus N.V., Class N (Netherlands)	339,290	$17,652,103
	Total Consumer Discretionary	17,652,103
FINANCIALS – (97.42%)
Banks – (46.56%)
Banks – (44.80%)
Bank of America Corp.	1,339,950	40,466,490
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	783,132	25,420,465
Danske Bank A/S (Denmark)	1,692,660	21,067,965
DBS Group Holdings Ltd. (Singapore)	1,795,834	41,543,673
DNB Bank ASA (Norway)	1,072,576	17,019,694
Fifth Third Bancorp	638,900	20,419,244
JPMorgan Chase & Co.	442,664	46,258,388
Metro Bank PLC (United Kingdom)*	1,660,630	1,469,424
PNC Financial Services Group, Inc.	267,906	40,030,514
U.S. Bancorp	1,072,888	43,258,844
Wells Fargo & Co.	1,373,669	55,248,967
		352,203,668
Thrifts & Mortgage Finance – (1.76%)
Rocket Companies, Inc., Class A	2,192,539	13,856,846
		366,060,514
Diversified Financials – (32.52%)
Capital Markets – (13.74%)
Bank of New York Mellon Corp.	1,004,651	38,699,157
Charles Schwab Corp.	437,508	31,443,700
Julius Baer Group Ltd. (Switzerland)	867,484	37,856,176
		107,999,033
Consumer Finance – (11.75%)
American Express Co.	233,132	31,451,838
Capital One Financial Corp.	661,241	60,946,583
		92,398,421
Diversified Financial Services – (7.03%)
Berkshire Hathaway Inc., Class A *	136	55,279,920
		255,677,374
Insurance – (18.34%)
Life & Health Insurance – (1.08%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,705,500	8,508,389
Property & Casualty Insurance – (15.59%)
Chubb Ltd.	292,458	53,192,261
Loews Corp.	501,276	24,983,596
Markel Corp. *	40,921	44,367,366
		122,543,223
Reinsurance – (1.67%)
Everest Re Group, Ltd.	32,191	8,448,206

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	635,080	$4,724,995
			13,173,201
			144,224,813
		Total Financials	765,962,701
	TOTAL COMMON STOCK – (Identified cost $611,562,380)		783,614,804
SHORT-TERM INVESTMENTS – (0.22%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/03/22, dated 09/30/22, repurchase value of $1,000,253 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $1,020,000)	$1,000,000	1,000,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $744,187 (collateralized by: U.S. Government agency mortgage and obligation in a pooled cash account, 0.00%-2.50%, 05/15/30-01/01/33, total market value $758,880)	744,000	744,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,744,000)		1,744,000
	Total Investments – (99.89%) – (Identified cost $613,306,380)		785,358,804
	Other Assets Less Liabilities – (0.11%)		899,895
		Net Assets – (100.00%)	$786,258,699

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (77.44%)
COMMUNICATION SERVICES – (6.83%)
Media & Entertainment – (6.83%)
Alphabet Inc., Class C *	102,720	$9,876,528
Meta Platforms, Inc., Class A *	12,722	1,726,121
	Total Communication Services	11,602,649
CONSUMER DISCRETIONARY – (3.76%)
Retailing – (3.76%)
Amazon.com, Inc. *	56,520	6,386,760
	Total Consumer Discretionary	6,386,760
FINANCIALS – (40.63%)
Banks – (15.00%)
Bank of America Corp.	101,200	3,056,240
Danske Bank A/S (Denmark)	234,720	2,921,480
DBS Group Holdings Ltd. (Singapore)	208,925	4,833,137
JPMorgan Chase & Co.	33,233	3,472,849
U.S. Bancorp	32,635	1,315,843
Wells Fargo & Co.	245,548	9,875,941
		25,475,490
Diversified Financials – (19.44%)
Capital Markets – (5.58%)
Bank of New York Mellon Corp.	118,600	4,568,472
Julius Baer Group Ltd. (Switzerland)	112,410	4,905,465
		9,473,937
Consumer Finance – (6.17%)
American Express Co.	11,565	1,560,234
Capital One Financial Corp.	96,831	8,924,913
		10,485,147
Diversified Financial Services – (7.69%)
Berkshire Hathaway Inc., Class B *	48,926	13,064,221
		33,023,305
Insurance – (6.19%)
Life & Health Insurance – (1.81%)
AIA Group Ltd. (Hong Kong)	368,960	3,071,925
Property & Casualty Insurance – (4.38%)
Chubb Ltd.	25,165	4,577,010
Markel Corp. *	2,640	2,862,341
		7,439,351
		10,511,276
	Total Financials	69,010,071
HEALTH CARE – (9.40%)
Health Care Equipment & Services – (6.53%)
Cigna Corp.	20,720	5,749,178
Quest Diagnostics Inc.	43,500	5,337,015
		11,086,193
Pharmaceuticals, Biotechnology & Life Sciences – (2.87%)
Viatris Inc.	572,030	4,873,696
	Total Health Care	15,959,889

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2022 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.95%)
Capital Goods – (2.95%)
Johnson Controls International plc	29,977	$1,475,468
Owens Corning	45,020	3,539,022
	Total Industrials	5,014,490
INFORMATION TECHNOLOGY – (13.87%)
Semiconductors & Semiconductor Equipment – (10.79%)
Applied Materials, Inc.	91,198	7,471,852
Intel Corp.	144,340	3,719,642
Texas Instruments Inc.	46,083	7,132,727
		18,324,221
Software & Services – (3.08%)
Microsoft Corp.	22,511	5,242,812
	Total Information Technology	23,567,033
TOTAL COMMON STOCK – (Identified cost $117,693,743)		131,540,892
CORPORATE BONDS – (9.52%)
ENERGY – (1.33%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	2,264,006
	Total Energy	2,264,006
FINANCIALS – (3.54%)
Diversified Financials – (3.54%)
Capital Markets – (1.98%)
Goldman Sachs Group, Inc., Sr. Notes, 3.3122% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,363,486
Mortgage Real Estate Investment Trusts (REITs) – (1.56%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	10,210,000	2,654,600
	Total Financials	6,018,086
HEALTH CARE – (2.28%)
Health Care Equipment & Services – (1.43%)
CVS Health Corp., Sr. Notes, 4.30%, 03/25/28	2,575,000	2,433,166
Pharmaceuticals, Biotechnology & Life Sciences – (0.85%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,432,722
	Total Health Care	3,865,888
INDUSTRIALS – (1.28%)
Capital Goods – (1.28%)
General Electric Co., Sr. Notes, 3.512% (3 mo. LIBOR US + 1.00%), 04/15/23 (a)	2,165,000	2,164,732
	Total Industrials	2,164,732
INFORMATION TECHNOLOGY – (1.09%)
Technology Hardware & Equipment – (1.09%)
Dell International LLC EMC Corp., Sr. Notes, 8.10%, 07/15/36	1,750,000	1,855,338
	Total Information Technology	1,855,338
TOTAL CORPORATE BONDS – (Identified cost $22,877,092)		16,168,050

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2022 (Unaudited)

		Principal	Value
MORTGAGES – (8.89%)
	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 144A, 1.40%, 10/25/63 (c)	$1,852,764	$1,580,701
	Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 144A, 1.75%, 10/25/61 (c)	571,907	497,038
	Brean Asset Backed Securities Trust, Series 2022-RM3, Class A, 144A, 1.75%, 02/25/62 (c)	1,159,037	1,001,016
	Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	750,881	748,415
	Fannie Mae, 1.623%, 09/01/51, Pool No. BT4507	1,780,381	1,538,479
	Freddie Mac, 2.00%, 10/25/40	442,177	399,875
	Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	981,958	989,927
	Ginnie Mae, Series 2020-H16, 3.6073% (1 mo. LIBOR US + 1.25%), 09/20/70 (a)	1,296,358	1,319,854
	GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777%, 06/10/46	1,600,619	1,575,292
	IMS Ecuadorian Mortgage Trust, Series 2021-1, 144A, 3.40%, 08/18/43 (c)	1,250,000	1,157,812
	Morgan Stanley BAML Trust, Series 2013-C7, Class AS, 3.214%, 02/15/46	2,335,000	2,314,664
	Morgan Stanley BAML Trust, Series 2014-C19, Class A3, 3.246%, 12/15/47	2,042,408	1,983,228
	TOTAL MORTGAGES – (Identified cost $16,117,847)		15,106,301
MUNICIPAL BONDS – (1.00%)
	American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	1,750,000	1,702,281
	TOTAL MUNICIPAL BONDS – (Identified cost $1,927,534)		1,702,281
SHORT-TERM INVESTMENTS – (3.10%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/03/22, dated 09/30/22, repurchase value of $3,017,762 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $3,077,340)	3,017,000	3,017,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $2,242,564 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/26/26-06/01/52, total market value $2,286,840)	2,242,000	2,242,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,259,000)		5,259,000
	Total Investments – (99.95%) – (Identified cost $163,875,216)		169,776,524
	Other Assets Less Liabilities – (0.05%)		89,249
		Net Assets – (100.00%)	$169,865,773

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

*	Non-income producing security.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2022 (Unaudited)

(a) The interest rates on floating rate securities, shown as of September 30, 2022, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2022, the value of defaulted securities amounted to $2,654,600 (cost: $7,650,174) or 1.56% of the Fund's net assets.

(c)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $4,236,567 or 2.49% of the Fund's net assets as of September 30, 2022.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCK – (96.58%)
COMMUNICATION SERVICES – (1.06%)
Telecommunication Services – (1.06%)
Integrated Telecommunication Services – (1.06%)
Radius Global Infrastructure, Inc., Class A *	201,130	$1,894,645
Total Communication Services		1,894,645
REAL ESTATE – (95.52%)
Equity Real Estate Investment Trusts (REITs) – (95.52%)
Diversified REITs – (1.37%)
STORE Capital Corp.	78,670	2,464,731
Health Care REITs – (9.35%)
Healthcare Realty Trust Inc.	143,260	2,986,971
Healthpeak Properties, Inc.	149,260	3,421,039
Ventas, Inc.	104,930	4,215,038
Welltower Inc.	95,590	6,148,349
		16,771,397
Hotel & Resort REITs – (3.59%)
Host Hotels & Resorts Inc.	180,621	2,868,261
Sunstone Hotel Investors, Inc.	379,030	3,570,463
		6,438,724
Industrial REITs – (14.25%)
Americold Realty Trust, Inc.	39,940	982,524
Duke Realty Corp.	21,550	1,038,710
Innovative Industrial Properties, Inc.	17,380	1,538,130
Prologis, Inc.	104,540	10,621,264
Rexford Industrial Realty, Inc.	118,048	6,138,496
Terreno Realty Corp.	98,729	5,231,650
		25,550,774
Office REITs – (11.49%)
Alexandria Real Estate Equities, Inc.	45,523	6,381,869
Boston Properties, Inc.	48,916	3,667,233
Cousins Properties, Inc.	92,989	2,171,293
Douglas Emmett, Inc.	211,480	3,791,836
Highwoods Properties, Inc.	83,340	2,246,846
Hudson Pacific Properties, Inc.	213,590	2,338,811
		20,597,888
Residential REITs – (18.28%)
American Homes 4 Rent, Class A	124,160	4,073,689
AvalonBay Communities, Inc.	38,698	7,127,785
Camden Property Trust	34,255	4,091,760
Equity Residential	95,040	6,388,589
Essex Property Trust, Inc.	25,044	6,066,408
Sun Communities, Inc.	14,820	2,005,591
UDR, Inc.	72,650	3,030,231
		32,784,053
Retail REITs – (12.53%)
Acadia Realty Trust	97,001	1,224,153
Brixmor Property Group, Inc.	379,340	7,006,410
Federal Realty Investment Trust	34,399	3,100,038
NetSTREIT Corp.	122,390	2,179,766

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2022 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Retail REITs – (Continued)
	Retail Opportunity Investments Corp.	243,644	$3,352,541
	Simon Property Group, Inc.	62,476	5,607,221
			22,470,129
	Specialized REITs – (24.66%)
	American Tower Corp.	36,610	7,860,167
	Crown Castle Inc.	39,950	5,774,772
	CubeSmart	51,590	2,066,695
	Digital Realty Trust, Inc.	50,345	4,993,217
	Equinix, Inc.	12,420	7,064,993
	Extra Space Storage Inc.	24,177	4,175,610
	Life Storage, Inc.	19,460	2,155,390
	Public Storage	27,311	7,996,934
	VICI Properties Inc.	71,610	2,137,558
			44,225,336
		Total Real Estate	171,303,032
	TOTAL COMMON STOCK – (Identified cost $167,590,751)		173,197,677
SHORT-TERM INVESTMENTS – (3.09%)
	StoneX Financial Inc. Joint Repurchase Agreement, 3.03%, 10/03/22, dated 09/30/22, repurchase value of $3,172,801 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 11/01/22-09/20/70, total market value $3,235,440)	$3,172,000	3,172,000
	Truist Securities, Inc. Joint Repurchase Agreement, 3.02%, 10/03/22, dated 09/30/22, repurchase value of $2,358,593 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.00%, 05/15/30-09/01/52, total market value $2,405,160)	2,358,000	2,358,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,530,000)		5,530,000
	Total Investments – (99.67%) – (Identified cost $173,120,751)		178,727,677
	Other Assets Less Liabilities – (0.33%)		599,330
		Net Assets – (100.00%)	$179,327,007

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 14 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Adviser's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2022 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2022 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$19,733,734	$–	$–	$11,602,649	$1,894,645
Consumer Discretionary	15,124,744	–	–	6,386,760	–
Consumer Staples	12,539,129	–	–	–	–
Financials	96,019,525	–	638,497,380	53,278,064	–
Health Care	123,975,928	–	–	15,959,889	–
Industrials	62,352,395	–	–	5,014,490	–
Information Technology	39,096,181	–	–	23,567,033	–
Materials	17,368,367	–	–	–	–
Real Estate	–	–	–	–	171,303,032
Total Level 1	386,210,003	–	638,497,380	115,808,885	173,197,677
Level 2 – Other Significant
Observable Inputs:
Common Stock*:
Consumer Discretionary	10,741,535	–	17,652,103	–	–
Financials	8,837,114	–	127,465,321	15,732,007	–
Industrials	20,888,434	–	–	–	–
Corporate Bonds	–	–	–	16,168,050	–
Mortgages	–	22,516,273	–	15,106,301	–
Municipal Bonds	–	–	–	1,702,281	–
Short-Term Investments	8,201,000	3,621,000	1,744,000	5,259,000	5,530,000
Total Level 2	48,668,083	26,137,273	146,861,424	53,967,639	5,530,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	113,807	–	–	–	–
Total Level 3	113,807	–	–	–	–
Total Investments	$434,991,893	$26,137,273	$785,358,804	$169,776,524	$178,727,677

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2022 was $(4,192) for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2022
Davis Opportunity Fund
Investments in Securities:
Common Stock	$117,999	$–	$–	$(4,192)	$–	$–	$–	$113,807
Total Level 3	$117,999	$–	$–	$(4,192)	$–	$–	$–	$113,807
.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2022 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2022	Technique	Input	Amount	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,807	Discounted Cash Flow	Annualized Yield	4.185%	Decrease

Total Level 3	$113,807

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost	$366,858,289	$27,657,896	$614,340,761	$164,014,853	$175,071,623
Unrealized appreciation	131,994,645	1,081	241,694,359	26,705,228	27,185,849
Unrealized depreciation	(63,861,041)	(1,521,704)	(70,676,316)	(20,943,557)	(23,529,795)
Net unrealized appreciation (depreciation)	$68,133,604	$(1,520,623)	$171,018,043	$5,761,671	$3,656,054